As Filed with the Securities and Exchange Commission on February 1, 2013

REGISTRATION NO. 333-14927

REGISTRATION NO. 811-7883

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 43

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43

ICON Funds

(Exact Name of Registrant as Specified in Charter)

5299 DTC Boulevard, Suite 1200

Greenwood Village, Colorado 80111

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (303) 790-1600

Donald Salcito, Esq.

5299 DTC Boulevard, Suite 1200

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 333-14927) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Greenwood Village, State of Colorado, on the 1st day of February, 2013.

Attest:	ICON FUNDS

/s/ Donald Salcito	/s/ Craig T. Callahan*
Donald Salcito	Craig T. Callahan
Secretary	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Craig Callahan*	President and Trustee	February 1, 2013
Craig Callahan

/s/ Glen Bergert*	Trustee	February 1, 2013
Glen Bergert

/s/ John Pomeroy*	Trustee	February 1, 2013
John Pomeroy

/s/ Michael Sentel*	Trustee	February 1, 2013
Michael Sentel

/s/ Jessica Seidlitz	Vice President, Principal Financial Officer and	February 1, 2013
Jessica Seidlitz	Treasurer

/s/ Donald Salcito	Vice President and Secretary	February 1, 2013
Donald Salcito

By:	/s/ Donald Salcito
Donald Salcito
Attorney-in-Fact*

*	Original Powers of Attorney authorizing Donald Salcito and Charles W. Lutter, and each of them, to execute this Post-Effective Amendment to the Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant are incorporated by reference from Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed on November 20, 2005.

EXHIBIT INDEX

XBRL	Instance Document Ex-101.ins

XBRL	Taxonomy Extension Schema Document Ex-101.sch

XBRL	Taxonomy Extension Calculation Linkbase Document Ex-101.cal

XBRL	Taxonomy Extension Definition Linkbase Ex-101.def

XBRL	Taxonomy Extension Labels Linkbase Ex-101.lab

XBRL	Taxonomy Extension Presentation Linkbase Document Ex-101.pre